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                  [LOGO]
            NEW ENGLAND FUNDS
        Where The Best Minds Meet




----------------------------------------
SEMIANNUAL REPORT AND PERFORMANCE UPDATE
----------------------------------------

NEW ENGLAND
TAX EXEMPT INCOME
FUND


                  [ARTWORK APPEARS HERE]



-------------
JUNE 30, 1995
-------------

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                                                                   July 20, 1995

DEAR SHAREHOLDER:

   We have good news to present in this Semiannual Report for New England Tax Exempt Income Fund, which includes your Portfolio Manager's commentary and complete financial information.

MARKET OVERVIEW

   Investors who stayed the course in 1995 were amply rewarded. Major U.S. stock market indices soared to record highs and the bond market staged a spectacular comeback from its 1994 lows. Fueling the rally was clear evidence that the economy had begun to slow down as a result of the interest rate hikes engineered by the Federal Reserve Board to keep inflation in check. Indeed, with declining housing starts and rising unemployment numbers reported in the first half of 1995, expectations grew that the Fed's next move would be downward, to prevent the slowing economy from slipping into recession.

   The bond market surged at the prospect of lower rates, and the stock market followed suit, with the Standard & Poor's 500(R) Index gaining 20.14% during the first half of the year. The large, blue-chip companies led the way, in part because a weak U.S. dollar gave them a competitive advantage overseas and contributed to surprisingly healthy earnings reports. Finally, on July 6, just after this reporting period ended, the Fed lowered a key short-term rate by 0.25%, a relatively modest move, but a significant psychological change in direction.

YOUR FINANCIAL ADVISER -- A TRUSTED ALLY

   As a shareholder in New England Funds, you have a valuable ally you can turn to at all times -- your financial adviser. This experienced
-------------------------------------------------------------------------------

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professional can help you design an asset allocation program suitable to your goals and risk tolerance. Most important, during times of market volatility or uncertainty, your adviser can help you avoid making costly mistakes, such as trying to "time" the market. Investors who go it alone can overreact to short-term market events, buying and selling on the basis of this week's headlines, or chasing the latest "hot" investment. Such behavior can derail an otherwise prudent investment program. But investors who work with a financial adviser receive guidance throughout the market's ups and downs. Your adviser will help you place short-term market swings in their proper perspective and keep you focused on your long-term investment program.

   Your adviser is just one of the experts whose talents we have tapped in our effort to bring the best minds in the business to the task of managing your money. These experts are a vital part of the investment process at New England Funds, and we encourage you to take advantage of their skills to the fullest.

   We invite you to read the accompanying management commentary and financial highlights. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Once again, we appreciate your continued confidence and investment in New England Funds.

Sincerely,

        /s/Peter S. Voss                /s/Henry L.P. Schmelzer
        ----------------                -----------------------
        Peter S. Voss                   Henry L.P. Schmelzer
        Chairman                        President
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

--------------------------------------------------------------------------------
NEW ENGLAND TAX EXEMPT INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT RESULTS THROUGH JUNE 30, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

--------------------------------------------------------------------------------
                    A $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Municipal Index(4) and the Cost of Living(5). The data points from the graph are as follows:

New England Tax Exempt Income Fund - Net Asset Value(1)

Year                                        Amount
----                                        ------
6/85                                        $10,000
6/86                                        $11,918
6/87                                        $12,502
6/88                                        $13,416
6/89                                        $15,058
6/90                                        $15,821
6/91                                        $16,978
6/92                                        $19,161
6/93                                        $21,449
6/94                                        $21,160
6/95                                        $22,813


New England Tax Exempt Income Fund - With Maximum Sales Charge(2)

Year                                        Amount
----                                        ------
6/85                                        $ 9,550
6/86                                        $11,382
6/87                                        $11,939
6/88                                        $12,812
6/89                                        $14,380
6/90                                        $15,109
6/91                                        $16,214
6/92                                        $18,299
6/93                                        $20,484
6/94                                        $20,207
6/95                                        $21,786

Lehman Municipal Index(4)

Year                                        Amount
----                                        ------
6/85                                        $10,000
6/86                                        $11,651
6/87                                        $12,655
6/88                                        $13,594
6/89                                        $15,143
6/90                                        $16,174
6/91                                        $17,631
6/92                                        $19,706
6/93                                        $22,063
6/94                                        $22,107
6/95                                        $24,051

Cost of Living(5)

Year                                        Amount
----                                        ------
6/85                                        $10,000
6/86                                        $10,174
6/87                                        $10,552
6/88                                        $10,968
6/89                                        $11,535
6/90                                        $12,074
6/91                                        $12,641
6/92                                        $13,031
6/93                                        $13,421
6/94                                        $13,710
6/95                                        $14,099

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

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                      NEW ENGLAND TAX EXEMPT INCOME FUND
-------------------------------------------------------------------------------




                    -------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS 6/30/95*
                    -------------------------------------

CLASS A (Inception 9/16/85)        YEAR TO DATE  1 YEAR    5 YEARS  10 YEARS

Net Asset Value(1)                     10.32%     7.80%     7.59%     8.60%

With Max. Sales Charge(2)               5.40      2.94      6.60      8.10

Lipper General Muni. Average(6)         9.01      7.08      7.78      8.66


CLASS B (Inception 9/21/93)        YEAR TO DATE  1 YEAR  SINCE INCEPTION

Net Asset Value(1)                      9.75%     6.84%     0.69%

With CDSC(3)                            5.75      2.84     -0.84

Lehman Municipal Index(4)               9.65      8.79      3.00

Lipper General Muni. Average(6)         9.01      7.68       n/a

                            ---------------------
                            YIELDS AS OF 6/30/95*
                            ---------------------

                                    CLASS A        CLASS B

            SEC Yield                 5.28%          4.78%

            Taxable Equivalent Yield  8.74           7.91



     SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines. Taxable equivalent yield is based on the maximum federal income tax bracket of 39.6%. The alternative minimum tax may apply. Some federal and state taxes may apply.

* These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

     NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.50% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

(4) Lehman Municipal Index is an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

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                       NEW ENGLAND TAX EXEMPT INCOME FUND
-------------------------------------------------------------------------------

[PHOTO]

NEW ENGLAND TAX EXEMPT
INCOME FUND
Portfolio Manager:  Nathan Wentworth
Back Bay Advisors, L.P.(R)

The bond market staged a massive rally during the first half of 1995 amid expectations that the Federal Reserve Board would soon lower interest rates to prevent a slowing economy from slipping into recession. Municipal markets went along for the ride, particularly through April and May, but began to pull back in June as concerns grew over the developments in Orange County, California, and the various tax reform proposals being discussed in Washington. At mid-year, the prevailing mood in the municipal markets was uncertainty; consequently, we adopted a more cautious stance to position the Fund for the remainder of 1995.

How Your Fund Performed

New England Tax Exempt Income Fund posted a solid gain of 10.32.% (for Class A shares at net asset value) for the first half of the year, outpacing the Lipper General Municipal Average's return of 9.01%.6 As of June 30, the Fund's SEC yield was 5.28% for Class A shares, which translated into a taxable equivalent yield of 8.74% for investors in the maximum federal tax bracket of 39.6%.*


* The alternative minimum tax may apply. Some federal and state taxes may apply.

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                      NEW ENGLAND TAX EXEMPT INCOME FUND
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How We Positioned Your Fund

As we reported to you in December 1994, we were very positive about the outlook for the municipal markets in 1995 and positioned the Fund aggressively to take advantage of a market upswing. At the start of 1995, we were fully invested and maintained an average maturity much longer than our peer group (prices of long-term bonds move much more dramatically than shorter-term bonds in response to interest rate fluctuations). We bought a fair number of bonds priced at a discount in expectation that rates would drop and that these discount bonds would appreciate. As it happened, this strategy proved extremely successful going into the new year as the market raced ahead. Interest rates dropped and the long bonds in our portfolio rebounded in price.

During the first half of the year, we remained well diversified across more than 20 states. For the most part, we remained cautious regarding general obligation
(GO) bonds (those secured by the state's taxing authority) in favor of revenue bonds (those secured by a specific revenue source). It's worth mentioning that because of this strategy we avoided the Orange County fallout completely. We do hold a sizable stake in Massachusetts GOs, and we regard this as an improving situation.

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                      NEW ENGLAND TAX EXEMPT INCOME FUND
--------------------------------------------------------------------------------

One of our largest sector holdings in the Fund is debt secured by a pledge of New York State appropriations, which is a very liquid sector and has been a nice yield generator for the Fund. Elsewhere, we have completely eliminated our positions in the healthcare sector, due to our continuing concerns over consolidation in the industry and the potential negative effects budget reform could have on Medicare and Medicaid.

Outlook for the Future

For the remainder of 1995 we plan to maintain a cautious stance as a result of two primary concerns: First, there is a great deal of uncertainty in the municipal markets because of the tax reform discussions and the continuing fallout from Orange County. While a favorable demand/supply scenario is still in place to add support to prices, we have seen demand fall off in recent months because of this mood of uncertainty in the municipal market. Second, we remain concerned about the threat of inflation and the chance that it might regain force should the Federal Reserve Board move to lower rates aggressively in the latter part of 1995.

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                      NEW ENGLAND TAX EXEMPT INCOME FUND
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In light of this outlook, we have pulled back somewhat from our bullish posture of earlier in the year to a more market-neutral position. In June we began shortening the average maturity of the Fund and shedding discount bonds in favor of more conservative premium-priced issues. Should the Federal Reserve Board ease significantly on rates in the summer and fall as is anticipated, we would expect to increase our defensive positioning.

We are confident that a more cautious, conservative approach is most appropriate for investors in the tax-free market through the remainder of 1995.

                       PORTFOLIO QUALITY AS OF 6/30/95

A pie chart appears here, illustrating the portfolio quality of New England Tax Exempt Income Fund at June 30, 1995. The pie chart is broken in pieces representing credit ratings in the following percentages:

Credit Ratings                              Percentage
AAA                                         21%
AA                                          10%
A                                           18%
BBB                                         40%
BB/not rated                                11%

Average Portfolio Quality = A-            Average Portfolio Maturity = 11 Years

Quality ratings provided by Standard & Poor's.

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                      NEW ENGLAND TAX EXEMPT INCOME FUND
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Glossary for Mutual Fund Investors

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond or bond fund's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

7
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                          [LOGO]
                    NEW ENGLAND FUNDS
                Where The Best Minds Meet




---------------------------------------------------------
PORTFOLIO COMPOSTION, FINANCIAL STATEMENTS AND HIGHLIGHTS
---------------------------------------------------------

NEW ENGLAND
TAX EXEMPT INCOME
FUND






-------------
JUNE 30, 1995
-------------

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                             PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
Investments as of June 30, 1995
(unaudited)

TAX EXEMPT BONDS--97.4% OF TOTAL NET ASSETS

                                                               RATINGS (C)
                                                            ------------------
   FACE                                                               STANDARD
  AMOUNT                        ISSUER                      MOODY'S   & POOR'S   VALUE (A)
--------------------------------------------------------------------------------------------
            ARIZONA--1.2%
 $2,300,000 University of Arizona, 6.350%, 6/1/14..........   --         A+     $  2,365,412
                                                                                 -----------
            CALIFORNIA--10.0%
  1,500,000 California Housing Finance Agency Revenue Bond,
              8.100%, 8/01/07..............................   Aa         A+        1,579,920
    525,000 California Housing Finance Agency Revenue Bond,
              8.125%, 8/01/19 .............................   Aa         A+          552,878
  5,000,000 California State Department Water Resource
              Authority,
              5.750%, 12/01/13.............................   Aa         AA        4,834,500
  4,300,000 Foothill/Eastern Transportation Corridor,
              6.500%, 1/01/32..............................   --        BBB-       4,160,250
  2,000,000 Los Angeles Convention & Exhibition Authority,
              9.000%, 12/01/20.............................   Aaa       AAA        2,665,800
  5,000,000 Los Angeles Electric Plant Revenue Bond,
              5.875%, 9/01/30..............................   Aaa       AAA        4,774,900
  2,000,000 Sacramento, California, 6.500%, 7/01/21........   --        BBB-       1,967,940
                                                                                 -----------
                                                                                  20,536,188
                                                                                 -----------
            COLORADO--5.2%
  1,500,000 Denver City & County Airport Revenue Bond,
              7.500%, 11/15/06.............................   Baa       BBB        1,623,525
  1,500,000 Denver City & County Airport Revenue Bond,
              7.500%, 11/15/12.............................   Baa       BBB        1,603,755
  5,000,000 Denver City & County Airport Revenue Bond,
              7.750%, 11/15/21.............................   Baa       BBB        5,346,750
  2,000,000 Denver City & County Airport Revenue Bond,
              7.500%, 11/15/23.............................   Baa       BBB        2,117,420
                                                                                 -----------
                                                                                  10,691,450
                                                                                 -----------
            CONNECTICUT--1.0%
  2,000,000 Connecticut State Housing Finance Authority,
              6.125%, 5/15/18..............................   Aa         AA        1,964,820
                                                                                 -----------

                See accompanying notes to financial statements.

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                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------
Investments as of June 30, 1995
(unaudited)

TAX EXEMPT BONDS--CONTINUED

                                                               RATINGS (C)
                                                            ------------------
   FACE                                                               STANDARD
  AMOUNT                        ISSUER                      MOODY'S   & POOR'S   VALUE (A)
--------------------------------------------------------------------------------------------
            FLORIDA--12.8%
 $3,000,000 Dade County, 6.250%, 10/01/21..................   --         --     $  3,083,100
  5,000,000 Escambia County Pollution Control,
              6.900%, 8/01/22..............................  Baa1       BBB        5,179,750
  1,430,000 Florida State, 6.400%, 7/01/22.................   Aaa       AAA        1,469,497
  2,000,000 Florida State Board of Education Capital Outlay
              6.625%, 6/01/22..............................   Aa         AA        2,101,980
  1,890,000 Gainesville Utilities System Revenue Bond,
              6.500%, 10/1/22..............................   Aa         AA        1,998,580
  1,000,000 Martin County Industrial Development Authority,
              7.875%, 12/15/25.............................  Baa3       BBB-       1,086,030
  2,500,000 Palm Beach County, 6.950%, 1/01/22.............   --         --        2,473,100
  2,000,000 Palm Beach County Solid Waste Revenue Bond,
              6.850%, 1/01/14..............................   --         --        1,971,140
  1,500,000 Palm Beach County Solid Waste Revenue Bond,
              8.750%, 7/01/10..............................    A         A-        1,644,075
  2,500,000 Pasco County, Pollution Control Revenue Bond,
              6.350%, 2/01/22..............................   Aaa       AAA        2,597,550
  2,350,000 Seminole County Gas, Tax Revenue Bond,
              6.375%, 10/01/18.............................   Aaa       AAA        2,458,992
                                                                                 -----------
                                                                                  26,063,794
                                                                                 -----------
            GEORGIA--1.3%
  2,500,000 Atlanta Special Purpose Facilities Revenue
              Bond,
              7.900%, 12/01/18.............................   Ba3        BB        2,641,100
                                                                                 -----------
            GUAM--2.2%
  5,000,000 Guam Government, 5.400%, 11/15/18..............   Aaa       AAA        4,392,150
                                                                                 -----------
            ILLINOIS--5.7%
  2,250,000 Chicago O'Hare International Airport Supplies,
              8.200%, 12/01/24.............................   Aaa       AAA        2,574,743
  6,000,000 Illinois Development Financial Authority
              Pollution Control
              7.250%, 6/01/11..............................  Baa2       BBB        6,315,720
  2,500,000 Illinois Development Financial Authority
              Pollution Control
              7.375%, 7/01/21..............................  Baa2       BBB        2,729,750
                                                                                 -----------
                                                                                  11,620,213
                                                                                 -----------
            INDIANA--1.9%
  1,000,000 Indiana State Development Financial Authority
              Pollution Control,
              6.850%, 12/01/12.............................   Ba3        BB          999,900
  2,800,000 Indianapolis International Airport Authority,
              7.100%, 1/15/17..............................  Baa2       BBB        2,897,272
                                                                                 -----------
                                                                                   3,897,172
                                                                                 -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
-------------------------------------------------------------------------------
Investments as of June 30, 1995
(unaudited)

TAX EXEMPT BONDS--CONTINUED

                                                               RATINGS (C)
                                                            ------------------
   FACE                                                               STANDARD
  AMOUNT                        ISSUER                      MOODY'S   & POOR'S   VALUE (A)
--------------------------------------------------------------------------------------------
            KENTUCKY--1.5%
 $2,000,000 Kenton County Airport Board Revenue Bond,
              7.500%, 2/01/12..............................   Ba1        BB     $  2,087,000
    860,000 Kentucky Housing Corp. Housing Revenue Bond,
              7.450%, 1/01/23..............................   Aa1       AAA          890,255
                                                                                 -----------
                                                                                   2,977,255
                                                                                 -----------
            MASSACHUSETTS--9.6%
  9,000,000 Massachusetts Bay Transportation Authority,
              6.100%, 3/01/23..............................   A1         A+        8,927,820
  5,000,000 Massachusetts State, 5.750%, 5/01/12...........   A1         A+        4,888,900
  2,500,000 Massachusetts State Housing Finance Agency,
              6.300%, 10/01/13.............................   A1         A+        2,494,325
  3,395,000 Massachusetts State Housing Finance Agency,
              6.375%, 4/01/21..............................   A1         A+        3,375,445
                                                                                 -----------
                                                                                  19,686,490
                                                                                 -----------
            NEVADA--3.1%
  6,500,000 Clark County, Passenger Facilities, 6.000%,
              7/01/22......................................   Aaa       AAA        6,330,545
                                                                                 -----------
            NEW YORK--15.8%
  2,450,000 New York City Revenue Bonds, 7.500%, 2/01/05...  Baa1        A-        2,664,914
  3,000,000 New York City Revenue Bonds, 6.250%, 8/01/08...  Baa1        A-        2,960,370
  1,000,000 New York City Revenue Bonds, 7.100%, 2/01/10...   Aaa       AAA        1,069,110
  4,000,000 New York State Dormitory Authority, 5.500%,
              5/15/13......................................  Baa1       BBB+       3,699,800
  1,350,000 New York State Dormitory Authority, 5.625%,
              5/15/13......................................  Baa1       BBB+       1,238,126
  1,880,000 New York State Dormitory Authority, 7.500%,
              5/15/13......................................  Baa1       BBB+       2,150,344
  2,740,000 New York State Dormitory Authority, 5.750%,
              7/01/13......................................  Baa2       BBB        2,590,396
  2,040,000 New York State Dormitory Authority, 5.375%,
              5/15/16......................................  Baa1       BBB+       1,788,142
    575,000 New York State Medical Care Facilities,
              7.300%, 8/15/11..............................  Baa1       BBB+         630,942
  1,955,000 New York State Medical Care Facilities,
              6.500%, 8/15/12..............................   Aaa       AAA        2,032,398
  2,500,000 New York State Medical Care Facilities,
              5.375%, 2/15/14..............................  Baa1       BBB+       2,233,375
  4,150,000 New York State Medical Care Facilities,
              5.250%, 8/15/14..............................  Baa1       BBB+       3,644,363
  2,500,000 New York State Medical Care Facilities,
              6.500%, 8/15/24..............................   Aaa       AAA        2,583,700
  3,430,000 New York State Urban Development Corp.,
              5.500%, 1/01/18..............................  Baa1       BBB        3,053,385
                                                                                 -----------
                                                                                  32,339,365
                                                                                 -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------
Investments as of June 30, 1995
(unaudited)

TAX EXEMPT BONDS--CONTINUED

                                                               RATINGS (C)
                                                            ------------------
   FACE                                                               STANDARD
  AMOUNT                        ISSUER                      MOODY'S   & POOR'S   VALUE (A)
--------------------------------------------------------------------------------------------
            NORTH CAROLINA--1.9%
 $2,545,000 North Carolina Eastern Municipal Power,
              6.125%, 1/01/09..............................    A         A-     $  2,511,686
  1,500,000 North Carolina Eastern Municipal Power,
              6.000%, 1/01/22..............................    A         A-        1,402,215
                                                                                 -----------
                                                                                   3,913,901
                                                                                 -----------
            OHIO--1.6%
  3,000,000 Cleveland Public Power Systems Revenue Bond,
              7.000%, 11/15/24.............................   Aaa       AAA        3,273,780
                                                                                 -----------
            OREGON--0.5%
  1,000,000 Western Generation Agency 7.400%, 1/01/16......   --         --        1,040,390
                                                                                 -----------
            PENNSYLVANIA--9.7%
  3,000,000 Delaware County Pollution Control, 7.375%,
              4/01/21......................................  Baa1       BBB+       3,189,000
  2,725,000 Pennsylvania Convention Center, 6.700%,
              9/01/14......................................   Ba         BB        2,765,276
  2,000,000 Pennsylvania Convention Center, 6.750%,
              9/01/19......................................   Ba         BB        2,029,480
  4,000,000 Pennsylvania Economic Development Financing
              Authority, 7.150%, 12/01/18..................   --        BBB-       4,174,000
  3,000,000 Pennsylvania Economic Development Financing
              Authority, 6.600%, 1/01/19...................   --         --        2,906,160
  1,500,000 Pennsylvania Economic Development Financing
              Authority, 7.600%, 12/01/20..................  Baa2       BBB        1,608,435
  3,000,000 Pennsylvania Economic Development Financing
              Authority, 7.600%, 12/01/24..................  Baa1       BBB+       3,229,980
                                                                                 -----------
                                                                                  19,902,331
                                                                                 -----------
            PUERTO RICO--1.4%
  2,845,000 Commonwealth of Puerto Rico, Highway and
              Transportation Authority, 6.625%, 7/01/18....  Baa1        A         2,947,107
                                                                                 -----------
            SOUTH DAKOTA--.5%
  1,000,000 South Dakota, Student Loan Financing Authority,
              7.700%, 8/01/07..............................   --         A+        1,062,120
                                                                                 -----------
            TENNESSEE--1.2%
  2,500,000 Maury County, Individual Development Board,
              6.500%, 9/01/24..............................   --        BBB+       2,515,475
                                                                                 -----------
            TEXAS--1.4%
  2,825,000 Dallas Fort Worth International Airport,
              7.250%, 11/01/30.............................  Baa2       BB+        2,907,377
                                                                                 -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------
Investments as of June 30, 1995
(unaudited)

TAX EXEMPT BONDS--CONTINUED

                                                               RATINGS (C)
                                                            ------------------
   FACE                                                               STANDARD
  AMOUNT                        ISSUER                      MOODY'S   & POOR'S   VALUE (A)
--------------------------------------------------------------------------------------------
            UTAH--1.5%
 $2,000,000 Intermountain Power Agency, 8.625%, 7/01/21....   Aa         AA     $  2,200,520
    750,000 Utah State Board of Regents Student Loan
              Revenue Bond, 7.450%, 11/01/08...............   Aaa       AAA          805,854
                                                                                 -----------
                                                                                   3,006,374
                                                                                 -----------
            VIRGIN ISLANDS--2.3%
  4,500,000 Virgin Islands, Public Finance Authority,
              7.250%, 10/01/18.............................   --         --        4,648,950
                                                                                 -----------
            WASHINGTON--4.1%
  1,000,000 Washington Public Power Supply, 6.800%,
              7/01/07......................................   Aa         AA        1,070,450
  1,270,000 Washington Public Power Supply, 7.000%,
              7/01/11......................................   Aa         AA        1,332,000
  3,000,000 Washington Public Power Supply, 7.000%,
              7/01/12......................................   Aa         AA        3,155,160
  3,000,000 Washington Public Power Supply, 5.375%,
              7/01/15......................................   Aaa       AAA        2,741,250
                                                                                 -----------
                                                                                   8,298,860
                                                                                 -----------
            Total Tax Exempt Bonds
              (Identified Cost $191,607,742)...............                      199,022,619
                                                                                 -----------
            SHORT-TERM INVESTMENT--1.7%
  3,455,000 Household Finance Corp., 5.800%, 7/5/95........                        3,452,773
                                                                                 -----------
            Total Short-Term Investment
              (Identified Cost $3,452,773).................                        3,452,773
                                                                                 -----------
            Total Investments--99.1%
              (Identified Cost $195,060,515)(b)............                      202,475,392
            Cash and Receivables...........................                        3,772,567
            Liabilities....................................                       (1,827,113)
                                                                                 -----------
            Total Net Assets--100%.........................                     $204,420,846
                                                                                 ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------
Investments as of June 30, 1995
(unaudited)

WRITTEN U.S. TREASURY BOND PUT OPTION

                                                                               NET UNREALIZED
CONTRACTS                     EXPIRATION                    STRIKE PRICE        DEPRECIATION
----------------------------------------------------------------------------------------------
   200                      July 21, 1995                     $ 109.00            ($29,225)

WRITTEN U.S. TREASURY BOND CALL OPTION

                                                                               NET UNREALIZED
CONTRACTS                     EXPIRATION                    STRIKE PRICE        DEPRECIATION
----------------------------------------------------------------------------------------------
   200                      July 21, 1995                     $ 111.00            ($ 1,300)

WRITTEN INTEREST RATE FUTURES CONTRACT

                                                 AGGREGATE      MARKET          NET UNREALIZED
CONTRACTS               EXPIRATION              FACE VALUE       VALUE           APPRECIATION
----------------------------------------------------------------------------------------------
   250                September 1995            $28,643,218   $28,337,487          $305,731
(a)  See Note 1a.
(b)  Federal Tax Information: At June 30, 1995 the net unrealized appreciation on investments based on cost of $195,060,515 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost............................ $  8,233,152
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value............................     (818,275)
                                                                            -----------
     Net unrealized appreciation.......................................... $  7,414,877
                                                                            ===========

(c) The ratings shown are believed to be the most recent ratings available at June 30, 1995. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1995. The Fund's adviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------
June 30, 1995
(unaudited)

ASSETS
  Investments at value.........................................               $202,475,392
  Cash.........................................................                      3,215
  Receivable for:
    Fund shares sold...........................................                     17,320
    Accrued Interest...........................................                  3,752,032
                                                                               -----------
                                                                               206,247,959
LIABILITIES
  Payable for:
    Securities purchased.......................................  $ 1,006,660
    Fund shares redeemed.......................................      127,730
    Dividends declared.........................................      267,473
    Written options outstanding, at market (premiums received
      $160,100)................................................      190,625
    Futures variation margin...................................       70,313
  Accrued expenses:
    Management fees............................................       74,270
    Deferred trustees' fees....................................       37,220
    Accounting and administrative..............................        4,071
    Other expenses.............................................       48,751
                                                                   ---------
                                                                                 1,827,113
                                                                               -----------
                                                                              $204,420,846
                                                                               ===========
NET ASSETS
  Net Assets consist of:
    Capital paid in............................................               $203,868,281
    Undistributed net investment income........................                    121,812
    Accumulated net realized losses............................                 (7,259,331)
    Unrealized appreciation on investments, options and futures
      contracts................................................                  7,690,084
                                                                               -----------
NET ASSETS.....................................................               $204,420,846
                                                                               ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($193,267,279 divided by 26,308,873 shares of beneficial
  interest)....................................................                      $7.35
                                                                                      ====
Offering price per share (100/95.50 of $7.35)..................                      $7.70*
                                                                                      ====
Net asset value and offering price of Class B shares
  ($11,153,567 divided by 1,518,775 shares of beneficial
  interest)....................................................                      $7.34**
                                                                                      ====
Identified cost of investments.................................               $195,060,515
                                                                               ===========

 * Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 1995
(unaudited)

INVESTMENT INCOME
  Interest.....................................................                $ 6,618,758
  Expenses
    Management fees............................................  $   440,390
    Service fees--Class A......................................      240,164
    Service and distribution fees--Class B.....................       48,418
    Trustees' fees and expenses................................       12,302
    Accounting and administrative..............................       25,952
    Custodian..................................................       55,591
    Transfer agent.............................................       97,223
    Audit and tax services.....................................       22,000
    Legal......................................................       12,994
    Printing...................................................       17,118
    Registration...............................................       10,912
    Miscellaneous..............................................        7,064       990,128
                                                                  ----------    ----------
  Net investment income........................................                  5,628,630
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND
  FUTURES CONTRACTS
  Realized gain (loss) on:
  Investments--net.............................................    2,637,687
  Futures contracts closed--net................................   (3,297,425)
  Options closed--net..........................................      150,491
                                                                  ----------
  Total realized loss on investment transactions...............     (509,247)
  Unrealized appreciation (depreciation) on:
  Investments--net.............................................   13,997,728
  Futures contracts--net.......................................      305,731
  Options--net.................................................      (30,525)
                                                                  ----------
  Total unrealized appreciation on investment transactions.....   14,272,934
                                                                  ----------
  Net gain on investment transactions..........................                 13,763,687
                                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.....................                $19,392,317
                                                                                ==========

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(unaudited)

                                                          YEAR ENDED     SIX MONTHS ENDED
                                                         DECEMBER 31,        JUNE 30,
                                                             1994              1995
                                                         -----------     ---------------
FROM OPERATIONS
  Net investment income................................  $ 11,571,475      $  5,628,630
  Net realized loss on investment transactions.........    (6,747,827)         (509,247)
  Unrealized appreciation (depreciation) on
    investments........................................   (23,242,432)       14,272,934
                                                          -----------     -------------
  Increase (decrease) in net assets from operations....   (18,418,784)       19,392,317
                                                          -----------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A............................................   (11,356,838)       (5,323,463)
    Class B............................................      (315,692)         (229,939)
                                                          -----------     -------------
                                                          (11,672,530)       (5,553,402)
                                                          -----------     -------------
  Decrease from capital share transactions.............    (7,986,345)       (1,616,748)
                                                          -----------     -------------
  Total increase (decrease) in net assets..............   (38,077,659)       12,222,167
NET ASSETS
  Beginning of the period..............................   230,276,338       192,198,679
                                                          -----------     -------------
  End of the period....................................  $192,198,679      $204,420,846
                                                          ===========     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period..............................  $          0      $     46,584
                                                          ===========     =============
  End of the period....................................  $     46,584      $    121,812
                                                          ===========     =============

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(unaudited)

                                                            CLASS A
                                  -----------------------------------------------------------
                                                                                   SIX MONTHS
                                                                                      ENDED
                                              YEAR ENDED DECEMBER 31,                JUNE 30,
                                    1990      1991      1992      1993      1994       1995
                                  -------   -------   -------   -------   -------   ---------
Net Asset Value, Beginning of
  Period......................... $   7.29  $   7.21  $   7.53  $   7.54  $   7.87   $   6.85
                                   -------   -------   -------   -------   -------   --------
Income From Investment Operations
Net Investment Income............     0.46      0.45      0.44      0.40      0.39       0.21
Net Realized and Unrealized Gain
  (Loss) on Investments..........    (0.08)     0.35      0.21      0.53     (1.01)      0.49
                                   -------   -------   -------   -------   -------   --------
Total From Investment
  Operations.....................     0.38      0.80      0.65      0.93     (0.62)      0.70
                                   -------   -------   -------   -------   -------   --------
Less Distributions
Dividends From Net Investment
  Income.........................    (0.46)    (0.43)    (0.46)    (0.42)    (0.40)     (0.20)
Distributions From Net Realized
  Capital Gains..................     0.00     (0.01)    (0.18)    (0.18)     0.00       0.00
Distributions From Paid-in
  Capital........................     0.00     (0.04)     0.00      0.00      0.00       0.00
                                   -------   -------   -------   -------   -------   --------
Total Distributions..............    (0.46)    (0.48)    (0.64)    (0.60)    (0.40)     (0.20)
                                   -------   -------   -------   -------   -------   --------
Net Asset Value, End of Period... $   7.21  $   7.53  $   7.54  $   7.87  $   6.85   $   7.35
                                   =======   =======   =======   =======   =======    =======
Total Return (%).................      5.5      11.6       8.9      12.7      (8.0)      10.3(b)
Ratio of Operating Expenses to
  Average Net Assets (%).........     0.97      0.95      0.95      0.91      0.92       0.95(a)
Ratio of Net Investment Income to
  Average Net Assets (%).........     6.46      6.18      5.80      5.27      5.44       5.62(a)
Portfolio Turnover Rate (%)......       85       126        85        86        88        158(a)
Net Assets, End of
  Period (000)................... $146,232  $162,991  $183,276  $226,881  $184,202   $193,267

(a) Computed on an annualized basis.
(b) Not computed on an annualized basis.

                See accompanying notes to financial statements.

------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS--CONTINUED
-----------------------------------------------------------------------------
(unaudited)

                                                           CLASS B
                                                ----------------------------
                                                SEPTEMBER 13,(A)      YEAR      SIX MONTHS
                                                    THROUGH          ENDED         ENDED
                                                  DECEMBER 31,    DECEMBER 31,   JUNE 30,
                                                      1993            1994         1995
                                                ---------------   -----------   ----------
Net Asset Value, Beginning of Period...........      $ 8.03          $ 7.86       $  6.85
                                                 ----------        --------       -------
Income From Investment Operations
Net Investment Income..........................        0.07            0.34          0.18
Net Realized and Unrealized Gain (Loss) on
  Investments..................................        0.01           (1.01)         0.49
                                                 ----------        --------       -------
Total From Investment Operations...............        0.08           (0.67)         0.67
                                                 ----------        --------       -------
Less Distributions
Dividends From Net Investment Income...........       (0.07)          (0.34)        (0.18)
Distributions From Net Realized Capital
  Gains........................................       (0.18)           0.00          0.00
                                                 ----------        --------       -------
Total Distributions............................       (0.25)          (0.34)        (0.18)
                                                 ----------        --------       -------
Net Asset Value, End of Period.................      $ 7.86          $ 6.85       $  7.34
                                                 ==========          ======        ======
Total Return (%)...............................         1.0(c)         (8.6)          9.8(c)
Ratio of Operating Expenses to Average
  Net Assets (%)...............................        1.65(b)         1.67          1.70(b)
Ratio of Net Investment Income to Average
  Net Assets (%)...............................        3.91(b)         4.69          4.87(b)
Portfolio Turnover Rate (%)....................          86              88           158(b)
Net Assets, End of Period (000)................      $3,395          $7,997       $11,154

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Not computed on an annualized basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1995
(unaudited)

1. The Fund is a series of The New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets attributable to their Class, if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. WHEN-ISSUED SECURITIES. Delivery and payment for securities purchased on a when-issued or delayed basis can take place one month or more after the date of the

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------
June 30, 1995
(unaudited)

transaction. The securities so purchased are subject to market fluctuation during this period. At June 30, 1995 the Fund held no such securities.

D. OPTIONS AND FUTURES

CALLS AND PUTS

The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. When a fund writes a call or put option, an amount equal to the premium received by the fund is included in the fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the fund has written either expires on its stipulated expiration date, or if the fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchases upon exercise of the option.

The premium paid by a fund for the purchase of a call or a put option is included in the asset section of the fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the fund has purchased expires on the stipulated expiration date, the fund will realize a loss in the amount of the cost of the option. If the fund enters into a closing sale transaction, the fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the fund exercises a purchased put option, it will realize a gain or loss from the sale of the underlying security and the proceeds form such sale will be decreased by the premium originally paid. If the fund exercises a purchased call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

-------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
-------------------------------------------------------------------------------
June 30, 1995
(unaudited)

The risk in writing a call option is that the fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the fund assumes the risk of incurring a loss if the market price decreases and the option is exercised. In addition, there is the risk the fund may not be able to enter into a closing transaction because of an illiquid secondary market.

INTEREST RATE FUTURES CONTRACTS

The Fund may enter into interest rate futures contracts to hedge against changes in the values of securities the fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the fund may not be able to close out its futures positions due to an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1995 were $156,917,288 and $162,222,550 respectively.

-------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
-------------------------------------------------------------------------------
June 30, 1995
(unaudited)

Transactions in written options and futures contracts for the Fund for the six months ended June 30, 1995 are summarized as follows:

                                                     SALES OF FUTURES
                                                        CONTRACTS
                                                   --------------------
                                                             AGGREGATE
                                                   NUMBER   FACE VALUE
                                                   OF           OF
                                                   CONTRACTS  CONTRACTS
                                                   -----    ------------
Contracts opened................................   2,525    $270,121,656
Contracts closed................................   2,275    (241,478,438)
                                                   -----    ------------
Open at June 30, 1995...........................     250    $ 28,643,218
                                                   =====    ============

                                                      WRITTEN OPTIONS
                                                    -------------------
                                                    NUMBER
                                                      OF      PREMIUMS
                                                    CONTRACTS RECEIVED
                                                    ------    ---------
Contracts opened.................................    1,450    $ 554,556
Contracts closed.................................   (1,050)    (394,456)
                                                    ------    ---------
Open at June 30, 1995............................      400    $ 160,100
                                                    ======    =========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the six months ended June 30, 1995 provided for fees as set forth below:

                 ANNUAL PERCENTAGE
FEES EARNED            RATE             ANNUAL NET ASSET VALUE LEVELS
----------      -------------------    ------------------------------
  $440,390      0.500%                 the first $100 million
                0.375%                 the excess over $100 million

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and related clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months

-------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
-------------------------------------------------------------------------------
June 30, 1995
(unaudited)

ended June 30, 1995 these expenses amounted to $25,952 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1995, the Fund paid New England Funds $69,138 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $240,164 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1995 is $1,700,600.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $12,105 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1995, the Fund paid New England Funds $36,313 in distribution fees under the Class B Plan.

-------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
-------------------------------------------------------------------------------
June 30, 1995
(unaudited)

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1995 amounted to $142,620.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                 $2,400
Meeting Fee                     $125/meeting
Committee Meeting Fee           $75/meeting
Committee Chairman Retainer     $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. CONCENTRATION OF CREDIT. The Fund had the following industry concentrations in excess of 10% at June 30, 1995 as a percentage of the Fund's total net assets: Electric 12.1%. The Fund also had more than 10% of its total net assets invested in: California 10.0%, Florida 12.8% and New York 15.8% at June 30, 1995. Certain risks arise from concentrating investments in any state. Certain revenue or tax related events in a state may impair the ability of issuers of municipal securities to pay principal and interest on their obligations.

5. CAPITAL SHARES. At June 30, 1995 there was an unlimited number of shares of beneficial interest authorized divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                             YEAR ENDED                 SIX MONTHS ENDED
                                         DECEMBER 31, 1994               JUNE 30, 1995
                                      -----------------------       -----------------------
             CLASS A                   SHARES         AMOUNT         SHARES         AMOUNT
             -------                 ---------     -----------     ---------     -----------
Shares sold.......................    3,542,005    $ 26,128,781       916,056    $  6,634,717
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income.............    1,101,789       7,965,454       532,855       3,890,412
                                      ---------     -----------     ---------     -----------
                                      4,643,794      34,094,235     1,448,911      10,525,129
Shares redeemed...................   (6,611,073)    (47,557,785)   (2,016,658)    (14,683,171)
                                      ---------     -----------     ---------     -----------
Net decrease......................   (1,967,279)   $(13,463,550)     (567,747)   $ (4,158,042)
                                      =========     ===========     =========     ===========


-------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
-------------------------------------------------------------------------------
June 30, 1995
(unaudited)

                                             YEAR ENDED                 SIX MONTHS ENDED
                                         DECEMBER 31, 1994               JUNE 30, 1995
                                      -----------------------       -----------------------
             CLASS B                   SHARES         AMOUNT         SHARES         AMOUNT
             -------                 ---------     -----------     ---------     -----------
Shares sold.......................      913,518    $  6,744,228       420,460    $  3,044,059
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income.............       31,151         222,402        21,150         154,309
                                      ---------     -----------     ---------     -----------
                                        944,669       6,966,630       441,610       3,198,368
Shares redeemed...................     (209,246)     (1,489,425)      (90,236)       (657,074)
                                      ---------     -----------     ---------     -----------
Net increase......................      735,423    $  5,477,205       351,374    $  2,541,294
                                      =========     ===========     =========     ===========
Total decrease from capital share
  transactions....................   (1,231,856)   $ (7,986,345)     (216,373)   $ (1,616,748)
                                      =========    ============     =========     ===========


------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
------------------------------------------------------------------------------
FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets
2. It's convenient and effortless
3. It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5. It can help you benefit from the ups and downs of the market
With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

----------------------------------------------------------------------------
                          THE POWER OF MONTHLY INVESTING
----------------------------------------------------------------------------

A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:

Monthly investments of $50:

Years               Growth of Monthly Investments
-----               -----------------------------
0                               $0
5                               $3,661
10                              $9,040
15                              $16,943
20                              $28,555
25                              $45,618

Monthly investments of $100

Years               Growth of Monthly Investments
-----               -----------------------------
0                               $0
5                               $7,322
10                              $18,079
15                              $33,886
20                              $57,111
25                              $91,236

Monthly investments of $200:

Years               Growth of Monthly Investments
-----               -----------------------------
0                               $0
5                               $14,643
10                              $36,158
15                              $67,772
20                              $114,222
25                              $182,472

Monthly investments of $500:

Years               Growth of Monthly Investments
-----               -----------------------------
0                               $0
5                               $36,608
10                              $90,396
15                              $169,429
20                              $285,555
25                              $456,181


For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

------------------------------------------------------------------------------
                               NEW ENGLAND FUNDS
------------------------------------------------------------------------------

                                  STOCK FUNDS
                           International Equity Fund
                                  Growth Funds
                               Star Advisers Fund
                              Capital Growth Fund
                                   Value Fund
                            Growth Opportunities Fund
                                  Balanced Fund

                                   BOND FUNDS
                                High Income Fund
                             Strategic Income Fund
                           Government Securities Fund
                                Bond Income Fund
                        Limited Term U.S. Government Fund
                       Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                             Tax Exempt Income Fund
                       Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                             Cash Management Trust
                            -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                     To learn more, and for a free prospectus,
                       contact your financial representative.

                              New England Funds, L.P.
                                399 Boylston Street
                                 Boston, MA 02116
                              Toll Free 800-225-5478

      This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current
       prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

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                               NEW ENGLAND FUNDS
                          Where the Best Minds Meets


                              ---------------------
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                              Boston, Massachusetts

                                      02116
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